Stockholders' Equity (Detail) - Share-based Compensation Expense (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
	$ 313,707	$ 253,917	$ 543,562	$ 508,660